Notes Payable - Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended
	Dec. 28, 2018	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Notes Payable - Related Parties (Textual)
Advances			$ 298
Annual Interest rate, percentage	3.50%		10.00%
Debt instrument, maturity date			Jul. 30, 2020
Interest on related party			$ 2
William B. Hoagland [Member]
Notes Payable - Related Parties (Textual)
Advances		$ 30